Digital Assets (Details) - Schedule of Digital Asset - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life
Gross carrying amount	$ 1,107	$ 74,189
Impairment		774
Digital assets, net	$ 1,107	73,415
Nukkleus Inc.[Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life
Gross carrying amount		74,189	$ 903
Impairment		774
Digital assets, net		$ 73,415	$ 903
Bitcoin [Member] | Nukkleus Inc.[Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life	Indefinite	Indefinite	Indefinite
Gross carrying amount	$ 218	$ 63,377	$ 192
Impairment		774
Digital assets, net	$ 218	$ 62,603	$ 192
Ethereum [Member] | Nukkleus Inc.[Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life	Indefinite	Indefinite	Indefinite
Gross carrying amount	$ 487	$ 1,289	$ 711
Impairment
Digital assets, net	$ 487	$ 1,289	$ 711
Stablecoin/USD Coin [Member] | Nukkleus Inc.[Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life	Indefinite	Indefinite
Gross carrying amount	$ 308	$ 9,417
Impairment
Digital assets, net	$ 308	$ 9,417
Other [Member] | Nukkleus Inc.[Member]
Digital Assets (Details) - Schedule of Digital Asset [Line Items]
Estimated useful life	Indefinite	Indefinite
Gross carrying amount	$ 94	$ 106
Impairment
Digital assets, net	$ 94	$ 106